FINANCIAL INCOME (EXPENSES), NET (Tables)	12 Months Ended
Dec. 31, 2022
Other Income and Expenses [Abstract]
Schedule of financial income (expenses)
	Year ended December 31,
	2022	2021	2020
Financial expenses:
Bank charges and other	$730	$566	$340
Interest on credit facility and amortization of debt issuance fees	62	405	671
Exchange rate expense, net	—	742	—
Total financial expenses	792	1,713	1,011
Financial income:
Exchange rate income, net	4,687	—	492
Interest income on deposits	18,659	875	1,045
Total financial income	23,346	875	1,537
Financial income (expenses), net	$22,554	$(838)	$526